              SUPPLEMENT DATED JULY 27, 1998 TO THE STATEMENT OF
                 ADDITIONAL INFORMATION DATED MAY 1, 1998 FOR
                   CANADA LIFE OF AMERICA SERIES FUND, INC.

Effective July 27, 1998, the Statement of Additional Information dated May 1, 1998 for Canada Life of America Series Fund, Inc. is amended as set forth below.

The section of the Statement of Additional Information captioned "Directors and Officers" in the Management of the Fund section is amended to include the following:

DIRECTORS AND OFFICERS

The Directors and executive officers of the Fund and their principal occupations for at least the last five years are set forth below. Unless otherwise noted below, the address of each director and executive officer is 330 University Avenue, Toronto, Canada, M5G 1R8.

NAME, AGE AND           POSITION(S) WITH THE
ADDRESS                      FUND                   PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
R.W. Morrison, *56      Director and Chairman       Vice-President and Treasurer, Canada Life.

R.E. Beettam,* 40**     Director and President      Vice-President and Director, U.S. Division, Canada Life.

E.Y. Baker, 63          Director                    President, OHA Investment Management Limited; Senior
                                                    Vice-President, Finance, Ontario Hospital Association
                                                    Formerly Vice-President, Investments, Ontario Hospital
                                                    Association, Trustee Rogers Sugar Income Fund.

J.S. Clarke, 60         Director                    Associate Treasurer for Investments, Cornell University.
                                                    Formerly Senior Investment Officer, Cornell University.

D.H. Harris, 73         Director                    Formerly, Director, Chairman and CEO, The Equitable
                                                    Foundation; Executive Vice-President and Chief of Staff
                                                    and Director, The Equitable Life Assurance Society of the U.S.

D.V. Rough, 51          Treasurer                   Associate Treasurer, Investment Services, Canada Life.


* Director who is an "interested person", as defined in the Investment Company Act of 1940, as amended, because of the Director's affiliation with the Company or the Adviser.

** The business address is 6201 Powers Ferry Road, N.W., Atlanta, Georgia 30339.

*** The business address is 6151 Powers Ferry Road, N.W., Suite 550, Atlanta,
    Georgia 30339.

The section of the Statement of Additional Information captioned "Investment Adviser" in the Management of the Fund section is amended to include the following:

INVESTMENT ADVISER

The Fund has entered into an Investment Advisory Agreement ("the Agreement") with CL Capital Management, Inc. (the "Adviser"). The principal business address of the Adviser is 6151 Powers Ferry Road, N.W., suite 550, Atlanta, Georgia 30339. The Adviser is a wholly-owned subsidiary of the Company, which is a wholly-owned subsidiary of The Canada Life Assurance Company ("Canada Life"). The principal executive officers of the Adviser are:

        NAME                    POSITION WITH ADVISER
        ----                    ---------------------
        R.W. Morrison           Chairman
        H.A. Rachfalowski       President
        D.V. Rough              Treasurer

Pursuant to the Agreement, the Fund has retained the Adviser to provide management and investment advisory services to the Fund for the Money Market, Bond, Value Equity and Managed Portfolios, and management services for the Capital and International Equity Portfolios. As part of the investment advisory services provided to the Fund, the Adviser directs the investment of the Fund's assets, including the placing of orders for the purchase and sale of securities. The Adviser also continuously furnishes an investment program for each portfolio (except the Capital and International Equity Portfolio), and has responsibility for making decisions to buy, sell or hold any particular security. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the portfolios in a manner consistent with their investment objectives, policies and restrictions. The Adviser considers analysis from various sources, makes necessary investment decisions and effects transactions accordingly. The Sub-Investment Adviser, J. & W. Seligman & Co. Incorporated, provides investment advisory services for the Capital Portfolio and the Sub-Investment Adviser, INDAGO Capital Management Inc., provides investment advisory services for the Value Equity Portfolio, the International Equity Portfolio and the equity portion of the Managed Portfolio. The Adviser also determines the manner in which voting rights and any other rights pertaining to the Fund's portfolio securities will be exercised. The Adviser also performs certain management services for the Fund, including processing shareholder orders, administering shareholder accounts, handling shareholder relations, conducting relations with custodians, depositories, transfer agents, dividend disbursing agents, accountants, attorneys, brokers and dealers, insurers, and other persons. The Adviser is, at all times, subject to the direction and supervision of the Board of Directors of the Fund.

The section of the Statement of Additional Information captioned "International Equity Portfolio Sub-Adviser" in the Management of the Fund section is amended to include the following:

VALUE EQUITY PORTFOLIO, MANAGED PORTFOLIO AND INTERNATIONAL EQUITY PORTFOLIO SUB-ADVISER

INDAGO Capital Management Inc. ("INDAGO") is the Sub-Investment Adviser of the Value Equity Portfolio, the International Equity Portfolio and the equity portion of the Managed Portfolio. INDAGO's address is 130 Adelaide Street West, Suite 3000, Toronto, Ontario, Canada, M5H 3P5. Pursuant to Sub-Advisory Agreements between the Adviser and INDAGO, INDAGO provides investment advisory services to the Value Equity Portfolio, the International Equity Portfolio and the equity portion of the Managed Portfolio. These services include providing investment research, advice and supervision, continuously furnishing an investment program, and determining from time to time which securities shall be purchased, sold, or exchanged. The advisory fee is deducted from net assets.

Effective July 15, 1997, INDAGO changed its name from Canada Life Investment Management Limited to INDAGO Capital Management Inc. The name change was executed in connection with the sale of fifty percent of INDAGO's outstanding common stock to certain of its executive employees (the "Executive Employees"). INDAGO is jointly owned by the Executive Employees and The Canada Life Assurance Company.

INDAGO was incorporated on February 24, 1997. It also serves as manager of assets of The Canada Life Assurance Company (the aggregate assets of which were approximately Canadian $5.5 billion at December 31, 1997) and provides investment management to individual and institutional accounts (having a December 31,1997 value of approximately Canadian $1.1 billion). The principal executive officers of INDAGO are: J.K.S. Fleming, President; and G.V. Kondrat, CFA, Vice-President and Chief Investment Officer.

The section of the Statement of Additional Information captioned "Advisory Fee and Expenses" in the Management of the Fund section is amended to include the following:

ADVISORY FEE AND EXPENSES

The Fund pays the Adviser, as full compensation for all services and facilities provided by the Adviser to the Fund and expenses of the Fund assumed by the Adviser, a monthly fee computed for each portfolio on a daily basis, at an annual rate of 0.50% of the net assets of each portfolio except the International Equity Portfolio which has an annual rate of 0.80%. With respect to the Capital and International Equity Portfolio, the Adviser in turn pays the Sub-Advisers, as full compensation for investment advisory services to the respective Portfolio, a monthly fee computed on a daily basis, at an annual rate of 0.25% of the net assets of the Capital Portfolio, 0.25% of the net assets of the Value Equity Portfolio, 0.25% of the net assets of the Managed Portfolio, and 0.30% of the net assets of the International Equity Portfolio.

The following is to be included after the section of the Statement of Additional Information captioned "International Equity Portfolio Sub-Advisory Agreement" in the Management of the Fund section:

VALUE EQUITY PORTFOLIO SUB-ADVISORY AGREEMENT

The Value Equity Portfolio Sub-Advisory Agreement was approved by the Fund's Board of Directors, including a majority of the directors who are not interested persons of the Fund, the Adviser, or INDAGO on May 21, 1998. On July 27, 1998, the Agreement was approved by an affirmative vote of a majority of outstanding shares of the Value Equity Portfolio, with the Company voting Fund shares attributable to policies participating in its registered separate accounts in accordance with instructions received from policyowners, as required by law. Unless terminated earlier, as described below, the Agreement will continue in effect from year to year if approved annually by the Board of Directors of the Fund including a majority of the Directors who are not parties to the Agreement or interested persons, as defined by the Investment Company Act of 1940, as amended, of any such parties or by a majority of the outstanding shares of the Value Equity Portfolio. The Agreement is not assignable and may be terminated at any time without penalty by the Board of Directors of the Fund or by vote of a majority of the outstanding shares of the Value Equity Portfolio, or by the Adviser or Value Equity Portfolio Sub-Investment Adviser on 60 days notice to the other party. The Agreement may be terminated by the Fund for cause at any time.

The services of the Value Equity Portfolio Sub-Investment Adviser to the Value Equity Portfolio are not deemed to be exclusive, and they are free to render services to others. Securities held by the Value Equity Portfolio may also be held by separate investment accounts or other mutual funds for which the Value Equity Portfolio Sub-Investment Adviser may act as an adviser or by the Value Equity Portfolio Sub-Investment Adviser or its affiliates.

The Agreement provides that the Value Equity Portfolio Sub-Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management of the Fund, and the performance of its duties under the Agreement except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreement.

MANAGED PORTFOLIO SUB-ADVISORY AGREEMENT

The Managed Portfolio Sub-Advisory Agreement was approved by the Fund's Board of Directors, including a majority of the directors who are not interested persons of the Fund, the Adviser, or INDAGO on May 21, 1998. On July 27, 1998, the Agreement was approved by an affirmative vote of a majority of outstanding shares of the Managed Portfolio, with the Company voting Fund shares attributable to policies participating in its registered separate accounts in accordance with instructions received from policyowners, as required by law. Unless terminated earlier, as described below, the Agreement will continue in effect from year to year if approved annually by the Board of Directors of the Fund including a majority of the Directors who are not parties to the Agreement or interested persons, as defined by the Investment Company Act of 1940, as amended, of any such parties or by a majority of the outstanding shares of the Managed Portfolio. The Agreement is not assignable and may be terminated at any time without penalty by the Board of Directors of the Fund or by vote of a majority of the outstanding shares of the Managed Portfolio, or by the Adviser or Managed Portfolio Sub-Investment Adviser on 60 days notice to the other party. The Agreement may be terminated by the Fund for cause at any time.

The services of the Managed Portfolio Sub-Investment Adviser to the Managed Portfolio are not deemed to be exclusive, and they are free to render services to others. Securities held by the Managed Portfolio may also be held by separate investment accounts or other mutual funds for which the Managed Portfolio Sub-Investment Adviser may act as an adviser or by the Managed Portfolio Sub-Investment Adviser or its affiliates.

The Agreement provides that the Managed Portfolio Sub-Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management of the Fund, and the performance of its duties under the Agreement except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreement.